THE BLANCHARD GROUP OF FUNDS
BLANCHARD SHORT-TERM GLOBAL INCOME FUND
BLANCHARD 100% TREASURY MONEY MARKET FUND

SUPPLEMENT TO COMBINED PROSPECTUS DATED AUGUST 7, 1995

On February 12, 1996, Blanchard Short-Term Global Income Fund ("BSTGIF") transferred all of its assets to Blanchard Short-Term Flexible Income Fund ("BSTFIF") in exchange for which shareholders of BSTGIF received shares of BSTFIF equal in value to their shares of BSTGIF. BSTGIF was then dissolved.
On February 26, 1996, Blanchard 100% Treasury Money Market Fund ("BTMMF") transferred all of its assets to The Treasury Money Market Fund of The Virtus Funds ("Virtus Treasury") in exchange for which shareholders of BTMMF received shares of Virtus Treasury equal in value to their shares of BTMMF. BTMMF was then dissolved.
                                                                   March 1, 1996
   FEDERATED SECURITIES CORP.

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